Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Measurements [Abstract]
Schedule of assumptions used for the models

	Alpha	Meitav Dash and Ami Sagy*

Probability	5%	5%

Expected volatility	57.33%	53.31%
Risk free interest rate	0.47%	0.55%
Expected term (years)	0.82	0.99

	Ami Sagy*	US investors -2019 agreement

Probability	3%	3%

Expected volatility	59.58%	59.58%
Risk free interest rate	1.62%	1.62%
Expected term (years)	2.68	2.68

Schedule of financial instruments in level 3

2019
Opening balance as of beginning of year	-
Classification of warrants from equity to liability	(1,804)
Loss from changes in fair value of financial instruments	(1,335)
Classification of warrants from liability to equity	3,139
Closing balance as of end of year	-